FAIR VALUE	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
FAIR VALUE	FAIR VALUE
The Group uses the fair value hierarchy discussed in note 2 of the consolidated financial statements for the year ended December 31, 2025 for determining and disclosing the fair value of financial instruments by valuation techniques.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement of the asset or liability. The Group’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and the Group considers factors specific to the asset or liability.
In order to determine if a market is active or inactive for a security, the Group considers factors, including, but not limited to, the spread between what a seller is asking for a security and what a buyer is bidding for the same security, the volume of trading activity for the security in question, the price of the security compared to its par value (for fixed maturity investments), and other factors that may be indicative of market activity.
Below is a summary of the assets that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s interim condensed consolidated balance sheets:

	June 30, 2026
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available for sale:
Foreign government bonds	$21,475	$14,670	$—	$36,145
Corporate bonds	753,731	213,891	—	967,622
Total fixed maturity securities available for sale	775,206	228,561	—	1,003,767
Equity securities	31,297	—	—	31,297
Other Investments	—	14,515	—	14,515
Assets measured using fair value option:
Equity-method investments measured at fair value	—	—	2,416	2,416
	$806,503	$243,076	$2,416	$1,051,995

As at June 30, 2026, corporate bonds available-for-sale amounting to $16.8 million were transferred from level 1 to level 2 as at June 30, 2026. In addition, corporate and foreign government bonds available-for-sale amounting to $290.4 million and $8.6 million, respectively, were transferred from level 2 to level 1 as at June 30, 2026. These transfers between levels 1 and 2 occur depending on the input that is significant to the fair value measurement of the financial assets.
There were no transfers into or out of Level 3 during the six months ended June 30, 2026.

	December 31, 2025
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available for sale:
Foreign government bonds	$7,796	$27,874	$—	$35,670
Corporate bonds	490,475	538,122	—	1,028,597
Total fixed maturity securities available for sale	498,271	565,996	—	1,064,267
Equity securities	20,936	—	—	20,936
Other Investments	—	13,710	—	13,710
Assets measured using fair value option:
Equity-method investments measured at fair value	—	—	2,408	2,408
	$519,207	$579,706	$2,408	$1,101,321
Financial Instruments Disclosed, But Not Carried, At Fair Value:

The Company uses various financial instruments in the normal course of its business. The carrying values of cash and cash equivalents, term deposits, short-term investments, accrued investment income, certain other assets and certain other liabilities not included herein approximated their fair values at June 30, 2026, due to their respective short maturities.